Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Intersegment Sales and Transfers

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Unaudited 6 months ended June 30,	2026			2025
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenues from external customers	8,603	2,504	11,107	4,825	-	4,825
Intersegment revenues		1,302	1,302	-	-	-
	8,603	3,806	12,409	4,825	-	4,825

Reconciliation of revenue
Elimination of intersegment revenue		(1,302)	(1,302)			-
Other revenue[2]			44
Total consolidated revenue			11,151			4,825

Less:[1]
Cost of revenue	4,910	821	5,731	3,199	-	3,199
Segment gross profit	3,693	1,683	5,376	1,626	-	1,626

Less:[1]
Total operating expenses	11,113	6,612	17,725	7,328	-	7,328
Other segment items (gain) / loss	(129)	517	388	691	-	691
Segment profit / (loss) before income taxes	(7,291)	(5,446)	(12,737)	(6,393)	-	(6,393)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			(14,895)			(13,635)
Elimination of intersegment profits			(62)			-
Income / (loss) before income taxes			(27,694)			(20,028)

Other segment disclosures
Interest revenue	-	-	-	7	-	7
Interest expense	358	35	393	7	-	7
Depreciation and amortization	421	2,238	2,659	313	-	313
Profit / (loss) from intersegment sales	-	62	62	-	-	-
Income tax recovery / (expense)	-	295	295	-	-	-
Segment assets	21,418	29,399	50,817	13,233		13,233

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2)	Profit or loss from segments below the quantitative thresholds are attributable to four operating segments that include the sales and distribution of semiconductors, and the newly acquired Wecan and Miraex. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. It also includes the holding company SEALSQ Corp, that does not meet the definitions of a reportable segment.

Schedule of Asset Reconciliation

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

Asset reconciliation	Unaudited 6 months ended June 30,
USD’000	2026	2025
Total assets from reportable segments	50,817	13,233
Other assets[1]	654,619	162,549
Elimination of intersegment receivables	(45,798)	(14,430)
Elimination of intersegment investment and goodwill	(44,997)	(19,332)
Consolidated total assets	614,641	142,020

(1)	Assets from segments below the quantitative thresholds are attributable to operating activities including semiconductor sales and distribution, as well as the newly acquired Wecan and Miraex. None of these individual segments met the quantitative thresholds for reportable segments during the period. Most of Other assets refers to SEALSQ Corp, as the holding is currently excluded from the reportable segments and consists mostly of cash.

Schedule of Property Plant and Equipment

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
North America	5,560	3,083
Europe, Middle East & Africa	3,705	852
Asia Pacific	1,886	795
Latin America	-	95
Total net sales	11,151	4,825

Property, plant and equipment, net of depreciation, by region USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Europe, Middle East & Africa	5,014	3,770
Total Property, plant and equipment, net of depreciation	5,014	3,770